Offsetting Assets and Liabilities - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives:
Gross Amounts of Recognized Assets	$ 3,007	$ 5,517
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Assets Presented in the Consolidated Balance Sheets	3,007	5,517
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(2,397)	(3,703)
Cash Collateral	(565)	(1,623)
Securities Collateral	(5)	(114)
Net amount	40	77
OTC
Derivatives:
Gross Amounts of Recognized Assets	2,887	5,330
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Assets Presented in the Consolidated Balance Sheets	2,887	5,330
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(2,313)	(3,571)
Cash Collateral	(565)	(1,623)
Securities Collateral	(5)	(114)
Net amount	4	22
OTC cleared
Derivatives:
Gross Amounts of Recognized Assets	23	88
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Assets Presented in the Consolidated Balance Sheets	23	88
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(9)	(41)
Cash Collateral	0	0
Securities Collateral	0	0
Net amount	14	47
Exchange-traded
Derivatives:
Gross Amounts of Recognized Assets	97	99
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Assets Presented in the Consolidated Balance Sheets	97	99
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(75)	(91)
Cash Collateral	0	0
Securities Collateral	0	0
Net amount	$ 22	$ 8